Pension and Severance Plans (Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		¥ 699,008		¥ 679,432
Fair value of plan assets at end of the fiscal year		711,077		699,008
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[1]	21,790
Fair value of plan assets at end of the fiscal year	[1]	24,144		21,790
Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[2]	67,235
Fair value of plan assets at end of the fiscal year	[2]	70,204		67,235
Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	75,971
Fair value of plan assets at end of the fiscal year	[3]	79,323		75,971
Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	17,925
Fair value of plan assets at end of the fiscal year	[4]	19,431		17,925
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		259,177		256,341
Fair value of plan assets at end of the fiscal year		269,745		259,177
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[5]	28,296
Fair value of plan assets at end of the fiscal year	[5]	26,424		28,296
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	36,216
Fair value of plan assets at end of the fiscal year	[4]	36,484		36,216
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[6]	5,135
Fair value of plan assets at end of the fiscal year	[6]	18,670		5,135
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		106,950		99,562
Return on assets held at end of year		2,544		3,841
Purchases, sales, and settlements, net		4,285		3,547
Fair value of plan assets at end of the fiscal year		113,779		106,950
Level 3 | Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		21,790	[1]	31,852
Return on assets held at end of year		1,483		425
Purchases, sales, and settlements, net		871		(10,487)
Fair value of plan assets at end of the fiscal year	[1]	24,144		21,790
Level 3 | Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		67,235	[2]	60,395
Return on assets held at end of year		636		2,817
Purchases, sales, and settlements, net		2,333		4,023
Fair value of plan assets at end of the fiscal year	[2]	70,204		67,235
Level 3 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		17,925	[4]	7,315
Return on assets held at end of year		425		599
Purchases, sales, and settlements, net		1,081		10,011
Fair value of plan assets at end of the fiscal year	[4]	19,431		17,925
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		29,855		31,124
Return on assets held at end of year		1,101		84
Purchases, sales, and settlements, net		11,407		(411)
Transfers, net		1,181		(8)
Other	[7]	464		(934)
Fair value of plan assets at end of the fiscal year		44,008		29,855
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		6,926	[5]	7,000
Purchases, sales, and settlements, net		(1,256)		(44)
Other	[7]	(367)		(30)
Fair value of plan assets at end of the fiscal year	[5]	5,303		6,926
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		22,929	[4]	24,124
Return on assets held at end of year		1,101		84
Purchases, sales, and settlements, net		12		(367)
Transfers, net		1,181		(8)
Other	[7]	753		(904)
Fair value of plan assets at end of the fiscal year	[4]	25,976		¥ 22,929
Level 3 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Purchases, sales, and settlements, net		12,651
Other	[7]	78
Fair value of plan assets at end of the fiscal year	[6]	¥ 12,729

[1]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[2]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily private real estate investment trusts.
[5]	Includes primarily foreign corporate debt securities.
[6]	Represents annuity contracts with or without profit sharing.
[7]	Primarily consists of translation adjustments.